Convertible Notes - Summary of Principal Amount, Debt Issuance Costs and Derivative Liability (Details) ¥ in Thousands, $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Apr. 17, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Convertible Notes [Line Item]
Principal amount	¥ 240,212	¥ 240,212		$ 34,937	¥ 219,699
Issuance costs	(8,436)	(8,436)		(1,227)	(8,436)
Contingent redemption feature	(15,597)	(15,597)		(2,268)	(19,805)
Convertible notes	216,179	216,179		31,442	191,458
Derivative liability					20,237
Total	216,179	216,179		$ 31,442	¥ 211,695	¥ 0
Charge to profit and loss	(21,302)	(21,302)	$ (3,098)
Foreign Currency Translation Adjustment
Convertible Notes [Line Item]
Principal amount	20,513	20,513
Contingent redemption feature	4,208	4,208
Convertible notes	24,721	24,721
Derivative liability	1,065	1,065
Total	¥ 25,786	¥ 25,786